CAPITAL MANAGEMENT AND FINANCIAL RISK (Details 3)	12 Months Ended
Dec. 31, 2020 CAD ($) $ / $
Canadian Dollar ("CAD") Weakens
DisclosureOfCurrencyRiskLineItems [Line Items]
Foreign exchange rate	1.2732
Sensitivity foreign exchange rate	1.4005
Change in net income (loss) | $	$ 1,019
Canadian Dollar ("CAD") Strengthens
DisclosureOfCurrencyRiskLineItems [Line Items]
Foreign exchange rate	1.2732
Sensitivity foreign exchange rate	1.1459
Change in net income (loss) | $	$ (1,019)